Covance Agreement - Additional Information (Detail) (Minimum [Member])	12 Months Ended
Dec. 31, 2013 Number
Minimum [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Minimum number of Pathologies having access by Covance	500